BUSINESS ACQUISITION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) installment item
Business Acquisition [Line Items]
Fair value change of contingent consideration	$ (65,594)	$ 30,460	$ 2,601
2017 Acquisition
Business Acquisition [Line Items]
Number of acquisition completed | item			14
Number of equal annual installments after the successful offering | installment			5
Fair value change of contingent consideration			$ 1,480
Shanghai Jieying Automobile Sales Co., Ltd | 2017 Acquisition
Business Acquisition [Line Items]
Equity interest subscribed			70.00%